Shareholder Report, Holdings (Details) - IDX Adaptive Opportunities Fund | Institutional Class	Jun. 30, 2026
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.74%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.08%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	56.74%
Global X Uranium ETF
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Sarmaya Thematic ETF
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
nLIGHT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
ProShares UltraShort Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.06%
AXT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Total
Holdings [Line Items]
Percent of Net Asset Value	70.89%